DEFERRED TECHNOLOGY EXPENSES	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
DEFERRED TECHNOLOGY EXPENSES

(8)	DEFERRED TECHNOLOGY EXPENSES

The Company incurs payments to various technology vendors for the implementation and customization of software used in its business. Such payments generally have a term ranging from 12 months to 84 months.

The following table summarizes deferred technology expenses and related accumulated amortization as of December 31:

	December 31,
	2025	2024

Deferred expenses	$4,001	$4,034
Accumulated amortization	(1,377)	(879)

Total	$2,624	$3,155

Amortization expense for the years ended December 31, 2025 and 2024 was $498 and $334.